Summary of Significant Accounting Policies - Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Cash at bank and on hand	$ 122,314	$ 235,381
Money market funds	289,394	366,117
Commercial paper	94,828	179,844
Short-term bank deposits	224,133	99,174
Cash and cash equivalents	$ 730,669	$ 880,516